Concentrations of Risk - Schedule of Customer Concentrations Risk (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[1]		[1]	25.60%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[1]		[1]	25.20%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]		[2]	95.40%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[1]		[1]	23.40%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[1]	28.20%			[1]
Customer D [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]	47.70%			[2]
Customer E [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[1]	25.20%			[1]
Customer F [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[1]	18.90%			[1]
Customer J [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage	30.80%			[1]		[1]
Customer J [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage	59.70%			[2]		[2]
Customer G [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]	16.10%			[2]
Customer H [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]	16.10%			[2]
Customer I [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]	16.10%			[2]
Customer K [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage	19.90%			[2]		[2]

[1]	Revenue from these customers is individually less than 10% of the total revenue of the Company for the respective year.
[2]	Accounts receivable from these customers is individually less than 10% of the total accounts receivable of the Company for the respective year.